UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2018

*	This Form N-Q pertains only to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant have a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Asset-Backed & Securitized – 2.7%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.499% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$4,525,000	$ 4,522,683
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.487% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	4,582,000	4,583,155
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,190,172	2,132,650
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)	1,331,195	1,323,467
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	3,204,527	3,175,010
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.841% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	3,382,623	3,361,181
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	467,871	456,270
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.539% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	2,866,629	2,852,342
TICP CLO Ltd., FLR, 3.198% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	4,817,160	4,792,226
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,058,000	2,004,112
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.503% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	3,698,035	3,696,275
		$ 32,899,371
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,858,000	$ 1,802,144
Computer Software - Systems – 0.1%
Apple, Inc., 3.2%, 5/11/2027	$1,826,000	$ 1,772,891
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$2,417,000	$ 2,290,293
Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$4,337,000	$ 4,280,287
Major Banks – 1.2%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$3,139,000	$ 3,080,283
JPMorgan Chase & Co., 2.295%, 8/15/2021	3,398,000	3,293,573
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	5,178,000	5,120,127
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,334,000	2,297,849
		$ 13,791,832
Mortgage-Backed – 1.0%
Freddie Mac, 3.064%, 8/25/2024	$3,288,093	$ 3,253,200
Freddie Mac, 3.243%, 4/25/2027	4,838,000	4,755,925
Freddie Mac, 3.117%, 6/25/2027	2,380,992	2,317,473
Freddie Mac, 3.286%, 11/25/2027	2,049,000	2,013,238
		$ 12,339,836
Municipals – 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$8,796,000	$ 7,401,042
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,227,918
		$ 9,628,960
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$2,236,000	$ 2,196,125
Tobacco – 0.1%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,600,000	$ 1,545,501
U.S. Treasury Inflation Protected Securities – 90.6%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$33,541,262	$ 36,806,545
U.S. Treasury Bonds, 2%, 1/15/2026	37,529,537	40,660,869
U.S. Treasury Bonds, 2.375%, 1/15/2027	22,771,713	25,589,756
U.S. Treasury Bonds, 1.75%, 1/15/2028	26,046,754	28,105,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 3.625%, 4/15/2028	$15,474,213	$ 19,400,898
U.S. Treasury Bonds, 2.5%, 1/15/2029	10,534,572	12,225,011
U.S. Treasury Bonds, 3.875%, 4/15/2029	17,691,424	23,023,417
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,659,630	10,073,267
U.S. Treasury Bonds, 2.125%, 2/15/2040	7,834,951	9,700,648
U.S. Treasury Bonds, 2.125%, 2/15/2041	10,271,868	12,813,349
U.S. Treasury Bonds, 0.75%, 2/15/2042	29,351,978	28,231,085
U.S. Treasury Bonds, 0.625%, 2/15/2043	24,885,021	23,197,319
U.S. Treasury Bonds, 1.375%, 2/15/2044	23,234,079	25,547,617
U.S. Treasury Bonds, 0.75%, 2/15/2045	34,246,494	32,713,600
U.S. Treasury Bonds, 1%, 2/15/2046	26,409,090	26,776,576
U.S. Treasury Bonds, 0.875%, 2/15/2047	23,034,546	22,667,137
U.S. Treasury Notes, 1.375%, 1/15/2020	14,217,115	14,304,413
U.S. Treasury Notes, 0.125%, 4/15/2020	41,355,259	40,721,213
U.S. Treasury Notes, 1.25%, 7/15/2020	50,620,846	51,154,599
U.S. Treasury Notes, 1.125%, 1/15/2021	57,511,901	57,845,493
U.S. Treasury Notes, 0.125%, 4/15/2021	15,315,611	14,979,684
U.S. Treasury Notes, 0.625%, 7/15/2021	61,257,000	61,063,809
U.S. Treasury Notes, 0.125%, 1/15/2022	55,454,004	54,080,274
U.S. Treasury Notes, 0.125%, 7/15/2022	48,854,356	47,714,467
U.S. Treasury Notes, 0.125%, 1/15/2023	31,382,416	30,430,507
U.S. Treasury Notes, 0.375%, 7/15/2023	49,014,458	48,179,135
U.S. Treasury Notes, 0.625%, 1/15/2024	38,593,802	38,201,746
U.S. Treasury Notes, 0.125%, 7/15/2024	40,188,051	38,729,491
U.S. Treasury Notes, 0.25%, 1/15/2025	42,087,947	40,561,610
U.S. Treasury Notes, 0.375%, 7/15/2025	48,250,187	46,935,918
U.S. Treasury Notes, 0.625%, 1/15/2026	37,003,641	36,426,188
U.S. Treasury Notes, 0.125%, 7/15/2026	44,481,624	42,164,523
U.S. Treasury Notes, 0.375%, 1/15/2027	25,522,448	24,518,383
U.S. Treasury Notes, 0.375%, 7/15/2027	21,553,036	20,720,106
		$ 1,086,264,437
Utilities - Electric Power – 0.5%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$3,038,000	$ 2,930,425
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	2,832,110
		$ 5,762,535
Total Bonds		$1,174,574,212
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.98% (v)	20,506,921	$ 20,504,870

Other Assets, Less Liabilities – 0.3%		3,319,718
Net Assets – 100.0%		$1,198,398,800
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,504,870 and $1,174,574,212, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,370,407, representing 3.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
Derivative Contracts at 7/31/18
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments/ (Receipts)	Value
Asset Derivatives
Inflation Swaps
5/04/23	USD	25,000,000	Barclays Bank PLC	U.S.A-CPI-U-Index /At maturity	2.27% / At maturity	$ 34,046	$0	$ 34,046
Liability Derivatives
Inflation Swaps
5/24/23	USD	47,327,000	Merrill Lynch International	U.S.A-CPI-U-Index /At maturity	2.339% / At maturity	$(17,799)	$0	$(17,799)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,086,264,437	$—	$1,086,264,437
Municipal Bonds	—	9,628,960	—	9,628,960
U.S. Corporate Bonds	—	17,061,289	—	17,061,289
Residential Mortgage-Backed Securities	—	12,339,836	—	12,339,836
Commercial Mortgage-Backed Securities	—	4,593,032	—	4,593,032
Asset-Backed Securities (including CDOs)	—	28,306,339	—	28,306,339
Foreign Bonds	—	16,380,319	—	16,380,319
Mutual Funds	20,504,870	—	—	20,504,870
Total	$20,504,870	$1,174,574,212	$—	$1,195,079,082
Other Financial Instruments
Swap Agreements - Assets	$—	$34,046	$—	$34,046
Swap Agreements - Liabilities	—	(17,799)	—	(17,799)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,030,402	191,014,822	(197,538,303)	20,506,921
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,269	$(477)	$—	$261,080	$20,504,870

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.